Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000012470
Shareholder Report [Line Items]
Fund Name	Polaris Global Value Fund
Trading Symbol	PGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://polarisfunds.com/resources/. You can also request this information by contacting us at (888) 263-5594.

Additional Information Phone Number	(888) 263-5594
Additional Information Website	https://polarisfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polaris Global Value Fund	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The Fund outperformed the benchmark, with outsized gains in information technology, followed by double-digit returns in health care, energy, materials and utilities. Consumer sectors were underwhelming, as was communication services. Geographically, the Fund capitalized on its off-benchmark IT holdings in South Korea, while exacting heady gains in the United States, Canada, Ireland and a handful of other countries; China was the most notable detractor.

SK hynix and Samsung Electronics rode demand for commodity and high bandwidth memory (HBM) chips. SK hynix sold out its 2026 HBM capacity and joined the $1 trillion market cap club; in June its shares surged after announcing Nasdaq ADR plans. MKS Inc. and Arrow Electronics posted strong results; Arrow authorized a $1 billion buyback, while MKS rallied on robust earnings and a pre announced second quarter beat, reaching our target and prompting a profitable exit.

Among other top contributors: Financial institution Popular Inc. rose on higher earnings expectations and a more supportive local rate outlook, confident that an eventual easing in U.S./Puerto Rico rates would lower funding costs. In health care, Lantheus Holdings Inc. reported strong quarterly earnings, the FDA approval of PYLARIFY TruVu and intensified M&A interest.

In consumer discretionary, Alibaba Group Holding confronted multiple headwinds including a U.S. military blacklist, acquisition target concerns, and distillation allegations from Anthropic that could invite U.S. sanctions. Sony Group Corp. faced memory chip price spikes that threatened PlayStation 5 margins and the delayed release of popular software titles. A few financials were also middling: Ping An Insurance Group underperformed as a proxy for China macro pessimism, while Capital One Financial fell after earnings missed consensus estimates, with net income declining year over year largely due to Discover acquisition costs.

Top Contributors

Top Detractors

  SK hynix Inc.

  Samsung Electronics

  MKS Inc.

  Arrow Electronics Inc.

  Lantheus Holdings Inc.

  Adobe Inc.

  Sony Group Corp.

  Alibaba Group Holding Ltd.

  Capgemini SE

  Astor Transformator Enerji

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Polaris Global Value Fund	MSCI World Index
06/30/16	$10,000	$10,000
09/30/16	$10,917	$10,487
12/31/16	$11,465	$10,681
03/31/17	$12,010	$11,362
06/30/17	$12,635	$11,820
09/30/17	$13,107	$12,391
12/31/17	$13,827	$13,074
03/31/18	$13,482	$12,906
06/30/18	$13,662	$13,130
09/30/18	$13,897	$13,784
12/31/18	$12,077	$11,935
03/31/19	$13,330	$13,424
06/30/19	$13,753	$13,961
09/30/19	$13,593	$14,036
12/31/19	$14,830	$15,237
03/31/20	$10,122	$12,029
06/30/20	$12,010	$14,358
09/30/20	$12,535	$15,497
12/31/20	$15,816	$17,660
03/31/21	$17,538	$18,529
06/30/21	$18,011	$19,964
09/30/21	$17,821	$19,963
12/31/21	$18,251	$21,513
03/31/22	$17,408	$20,405
06/30/22	$15,156	$17,102
09/30/22	$13,753	$16,044
12/31/22	$16,058	$17,610
03/31/23	$16,509	$18,972
06/30/23	$16,790	$20,267
09/30/23	$16,415	$19,566
12/31/23	$18,430	$21,799
03/31/24	$19,519	$23,735
06/30/24	$19,329	$24,360
09/30/24	$20,621	$25,910
12/31/24	$19,413	$25,869
03/31/25	$20,192	$25,406
06/30/25	$21,964	$28,320
09/30/25	$23,063	$30,379
12/31/25	$24,648	$31,326
03/31/26	$26,063	$30,207
06/30/26	$29,607	$34,363

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Polaris Global Value Fund	34.80%	10.45%	11.47%
MSCI World Index	21.34%	11.47%	13.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated performance can be found at www.polarisfunds.com/performance.
AssetsNet	$ 574,941,069
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,114,082
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$574,941,069
# of Portfolio Holdings	88
Portfolio Turnover Rate	14%
Investment Advisory Fees (Net of fees waived)	$2,114,082

Holdings [Text Block]

Country Weightings

(% total investments)*

Table Summary
Value	Value
United States	34.2%
South Korea	13.5%
Japan	9.4%
France	5.6%
Germany	5.0%
United Kingdom	4.9%
Ireland	4.8%
Italy	3.5%
Norway	3.0%
Switzerland	2.4%
Spain	2.1%
Puerto Rico	1.6%
China	1.5%
Chile	1.4%
Turkey	1.2%
Singapore	1.1%
Netherlands	1.1%
Sweden	1.1%
Hong Kong	0.9%
Taiwan	0.7%
Canada	0.5%
Belgium	0.5%
Russia	0.0%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Financials	25.6%
Industrials	15.7%
Information Technology	15.2%
Health Care	14.1%
Consumer Discretionary	8.3%
Energy	5.2%
Materials	4.9%
Consumer Staples	4.8%
Communication Services	2.8%
Utilities	2.5%
Real Estate	0.9%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
SK hynix, Inc.	5.63%
Samsung Electronics Co., Ltd.	5.14%
Lantheus Holdings, Inc.	2.21%
United Therapeutics Corp.	2.06%
Arrow Electronics, Inc.	1.88%
CVS Health Corp.	1.70%
Marathon Petroleum Corp.	1.66%
Popular, Inc.	1.61%
International Consolidated Airlines Group SA	1.59%
Shinhan Financial Group Co., Ltd.	1.57%

* excluding cash equivalents